Finance receivables (Tables)	6 Months Ended
Jun. 30, 2024
Finance receivables
Schedule of finance receivables
$
Balance – January 1, 2024	8,095,354
Add: Interest income	504,434
Less: Interest payments	(492,555)
Less: Principal payments	(1,730,872)
Effects of foreign exchange	99,843
Balance – June 30, 2024	6,476,204
Current	6,476,204
Non-current	-
Balance – June 30, 2024	6,476,204
June 30, 2024
$
Minimum payments receivable	6,605,516
Unearned income	(129,312)
Net investment	6,476,204
Allowance for credit losses	—
Finance receivables, net	6,476,204